CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)										3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 06, 2021	Apr. 11, 2021	Dec. 03, 2020	Sep. 04, 2020	Mar. 02, 2020	Feb. 11, 2020	Nov. 20, 2019	Sep. 11, 2019	Jun. 02, 2019	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Apr. 30, 2021	Apr. 30, 2020	Jul. 31, 2021	Jun. 02, 2020	May 06, 2020	Sep. 16, 2019
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage										9.50%		9.50%
Proceeds from Convertible Debt												$ 11,000,000			$ 1,950,000
Warrants and Rights Outstanding, Term										5 years		5 years
[custom:WarrantsExercisePrice-0]	$ 3.00
Class of Warrant or Right, Outstanding										12,026,668		12,026,668
Derivative Liability, Noncurrent										$ 1,862,450		$ 1,862,450
Payments of Debt Issuance Costs												800,251
[custom:ConvertibleDebtDiscount-0]										14,689,369		14,689,369
[custom:LossOnIssuanceOfConvertibleNotes]										3,689,369		3,689,369
Amortization of Debt Issuance Costs and Discounts												2,627,778
Derivative Instruments in Hedges, Liabilities, at Fair Value										14,074,568		14,074,568
Change in Unrealized Gain (Loss) on Fair Value Hedging Instruments												185,450
Debt Instrument, Face Amount										11,000,000		11,000,000		6,143,223
Outstanding amount is net of total discounts										8,372,222		8,372,222		76,777
Notes Payable, Related Parties, Current														$ 6,143,223	$ 2,100,000
Interest Expense												$ 210,222
Common Stock, Shares, Issued										41,869,622		41,869,622		27,642,828	24,749,354
Debt Conversion, Converted Instrument, Amount		$ 1,250,004												$ 1,937,041
Amortization of Debt Discount (Premium)										$ 2,629,069	52,543	$ 2,650,285	286,251	$ 376,506	$ 1,565,174
Shares issuable										0		0		6,921,299	8,137,859
Induced Conversion of Convertible Debt Expense											$ 51,412		$ 51,412	$ 51,412
Debt Instrument, Unamortized Discount, Current														42,872	10,699	$ 11,279
Debt Instrument, Unamortized Discount										65,498		65,498		0	42,872
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Notes Payable, Related Parties, Current										2,627,778		2,627,778
Interest Expense										$ 30,000		$ 106,667
Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Convertible Notes Payable	$ 11,000,000
[custom:WarrantsIssuedToPurchaseOfCommonStockShares-0]	7,333,334
Proceeds from Convertible Debt	$ 11,000,000
Debt Instrument, Maturity Date	Aug. 06, 2022
Debt Instrument, Convertible, Conversion Price	$ 3.00
Warrants and Rights Outstanding, Term	5 years
Class of Warrant or Right, Date from which Warrants or Rights Exercisable	Aug. 06, 2021
Convertible Note Payable Agreement [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						12.00%	12.00%
Convertible Notes Payable					$ 125,000	$ 125,000	$ 125,000
Debt Instrument, Maturity Date						Feb. 11, 2021	Nov. 20, 2020
Derivative, Fair Value, Net																	$ 566,667
Debt Conversion, Converted Instrument, Amount						$ 53,571		$ 566,667
Debt Conversion, Original Debt, Amount								$ 358,855
Amortization of Debt Discount (Premium)														206,061	1,493,939
Interest Payable					$ 4,274
Debt Conversion, Converted Instrument, Shares Issued					369,354
Convertible Note Payable Agreement [Member] | Derivative [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Amount							$ 53,571
Amortization of Debt Discount (Premium)														53,571	53,571
Reclassification of derivative liability to additional paid-in capital														$ 53,571
Convertible Note Payable Agreement [Member] | Debtholder [Member]
Short-term Debt [Line Items]
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger						70.00%	70.00%
Convertible Note Payable Agreement [Member] | Mont-Saic Investments [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									12.60%
Convertible Notes Payable			$ 1,700,000						$ 1,700,000
Debt Instrument, Maturity Date, Description									All outstanding amounts were due on the maturity date 360 days after the loan issue date.
Maximum percentage of payment on oustanding debt									50.00%
Equity Method Investment, Ownership Percentage								33.00%
Common Stock, Shares, Issued			1,216,560
Debt Conversion, Converted Instrument, Amount			$ 120,000
Notes Payable, Current			$ 1,820,000
Shares issuable			6,921,299
Convertible Note Payable Agreement [Member] | Mont-Saic Investments [Member] | Debtholder [Member]
Short-term Debt [Line Items]
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger									75.00%
Warrant Assignment and Conveyance Agreement [Member] | Mont-Saic Investments [Member]
Short-term Debt [Line Items]
Equity Method Investment, Ownership Percentage																			33.00%
Derivative, Fair Value, Net																			$ 1,492,188
Common Stock, Shares, Issued																		1,216,560
Shares issuable														6,921,299					8,137,859
Convertible Note Payable Agreement [Member]
Short-term Debt [Line Items]
Convertible Notes Payable				$ 125,000
Interest Payable				$ 8,466
Debt Conversion, Converted Instrument, Shares Issued				300,000
February 2020 Convertible Note Payable Agreement [Member]
Short-term Debt [Line Items]
Convertible Notes Payable														$ 0	1,825,000
Long-term Debt														$ 0	$ 248,933